Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses	$ 2,920,423	$ 3,730,488
Loss from operations	(2,920,423)	(3,730,488)
Other income (expense):
Interest income earned on investments held in trust account	2,953,920	11,207,609
Interest expense	(434,696)
Non-redemption agreement expense	(838,825)	(708,400)
Other income (expense), net	1,680,399	10,499,209
(Loss) Income before provision for income taxes	(1,240,024)	6,768,721
Provision for income taxes	(628,508)	(2,325,087)
Net (loss) income	$ (1,868,532)	$ 4,443,634
Class A Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)	14,970,335	25,873,722
Diluted weighted average shares outstanding (in Shares)	14,970,335	25,873,722
Basic net (loss) income per common stock (in Dollars per share)	$ (0.12)	$ 0.14
Diluted net (loss) income per common stock (in Dollars per share)	$ (0.12)	$ 0.14
Class B Common Stock
Other income (expense):
Basic weighted average shares outstanding (in Shares)		6,184,019
Diluted weighted average shares outstanding (in Shares)		6,184,019
Basic net (loss) income per common stock (in Dollars per share)		$ 0.14
Diluted net (loss) income per common stock (in Dollars per share)		$ 0.14